Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities and Other Payables [Abstract]
Schedule of accrued liabilities and other payables
	December 31,	December 31,
	2017	2016
Deferred revenue	$2,326,406	$302,735
Accrued payroll	143,998	316,458
Other taxes payable	3,544,469	461,699
Other payable	852,384	686,526
Other loans	6,095,655	9,562,915
	$12,962,912	$11,329,613